SUMMARY OF JURISDICTIONS AND TAX YEARS (Details)	12 Months Ended
Dec. 31, 2024
INDONESIA [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Open tax years	2020
INDONESIA [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Open tax years	2024
NEW ZEALAND [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Open tax years	2021
NEW ZEALAND [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Open tax years	2024
SINGAPORE [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Open tax years	2021
SINGAPORE [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Open tax years	2024
SOUTH AFRICA [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Open tax years	2021
SOUTH AFRICA [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Open tax years	2024
UK [member]
IfrsStatementLineItems [Line Items]
Open tax years	2023
USA [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Open tax years	2022
USA [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Open tax years	2024